Financial Instruments - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt
Carrying amount of long-term debt	$ 35,605	$ 39,837
Fair value of long-term debt	$ 36,599	$ 42,264